UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP OPPORTUNITIES FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.9%‡
	Shares	Value

CONSUMER DISCRETIONARY — 5.3%
Entravision Communications, Cl A	147,723	$797,704
Ethan Allen Interiors	72,721	2,116,181
Hibbett Sports*	44,119	1,455,927
Kirkland’s*	99,143	1,376,105
Movado Group	94,734	2,572,028

		8,317,945

ENERGY — 4.8%
Natural Gas Services Group*	88,819	2,549,106
Panhandle Oil and Gas, Cl A	112,167	2,467,674
RPC	118,956	2,559,933

		7,576,713

FINANCIALS — 29.8%
Banner	48,303	2,710,764
Bryn Mawr Bank	56,670	2,269,633
Columbia Banking System	53,100	2,111,256
CU Bancorp*	60,531	2,194,249
Enterprise Financial Services	85,964	3,580,401
Financial Institutions	70,078	2,309,070
Flushing Financial	66,395	1,805,944
Heritage Financial	110,231	2,810,891
National Commerce*	66,821	2,505,788
OceanFirst Financial	91,356	2,595,424
Pacific Continental	140,008	3,472,198
PacWest Bancorp	49,383	2,735,818
Park Sterling	213,533	2,498,336
Pinnacle Financial Partners	26,997	1,804,749
Renasant	73,677	2,932,345
Sterling Bancorp	99,565	2,374,625
Sun Bancorp	86,595	2,164,875
United Financial Bancorp	44,300	799,615
WSFS Financial	67,043	3,037,048

		46,713,029

HEALTH CARE — 15.2%
Aceto	82,300	1,571,107
AMAG Pharmaceuticals*	27,045	651,785
Cambrex*	45,154	2,368,327
Cardiome Pharma*	343,403	1,013,039
Cross Country Healthcare*	222,265	3,216,174
HealthStream*	92,390	2,121,274
Invacare	218,306	2,510,519
Natus Medical*	62,261	2,431,292
Supernus Pharmaceuticals*	132,052	3,572,007
US Physical Therapy	31,585	2,215,688
Vascular Solutions*	38,660	2,163,027

		23,834,239

	Shares	Value

INDUSTRIALS — 28.1%
Altra Industrial Motion	65,201	$2,431,997
AZZ	41,689	2,482,580
Ceco Environmental	251,005	3,293,186
CRA International	97,229	3,230,920
Exponent	30,881	1,792,642
Federal Signal	147,445	2,291,295
GP Strategies*	103,453	2,658,742
Hurco	68,633	2,100,170
Insteel Industries	76,411	2,830,264
Kadant	28,765	1,771,924
Knight Transportation	61,144	2,042,209
Lydall*	42,932	2,618,852
Marten Transport	87,740	2,004,859
Multi-Color	32,358	2,498,038
NN	76,720	1,484,532
Old Dominion Freight Line*	20,395	1,800,471
On Assignment*	63,356	2,868,760
SP Plus*	52,579	1,456,438
Sterling Construction*	269,202	2,465,890

		44,123,769

INFORMATION TECHNOLOGY — 10.7%
CalAmp*	175,251	2,632,270
GTT Communications*	113,667	3,211,093
Ichor Holdings*	107,700	1,662,888
Inphi*	62,832	2,878,962
NeoPhotonics*	260,727	2,854,961
Novanta*	161,578	3,611,268

		16,851,442

TOTAL COMMON STOCK (Cost $110,205,571)		147,417,137

SHORT-TERM INVESTMENT — 6.1%
BlackRock Liquidity Funds T-Fund Portfolio, 0.190% (A) (Cost $9,578,988)	9,578,988	9,578,988

TOTAL INVESTMENTS — 100.0% (Cost $119,784,559)†		$156,996,125

Percentages are based on Net Assets of $157,025,015.
*		Non-income producing security.
(A)		The rate reported is the 7-day effective yield as of January 31, 2017.
†		At January 31, 2017, the tax basis cost of the Fund’s investments was $119,784,559, and the unrealized appreciation and
depreciation were $41,422,461 and $(4,210,895) respectively.
‡		More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
Cl	–	Class

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP OPPORTUNITIES FUND
JANUARY 31, 2017 (Unaudited)

As of January 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended January 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ACP-QH-001-1200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017